OPERATING LEASES - The Group as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group as lessee
Minimum lease payments paid under operating leases	$ 2,957	$ 4,283	$ 4,040
Future minimum lease payments	47,779	64,280	98,794
Within one year
The Group as lessee
Future minimum lease payments	3,240	4,420	4,468
In the second to fifth years inclusive
The Group as lessee
Future minimum lease payments	12,044	15,266	15,154
More than five years
The Group as lessee
Future minimum lease payments	$ 32,495	$ 44,594	$ 79,172
Minimum
The Group as lessee
Lease term	5 years
Maximum
The Group as lessee
Lease term	20 years